FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	6 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2020	06/30/2020	12/31/2020	06/30/2020
Cash and cash equivalents	4,633,470	4,813,012	14,496,736	22,346,409
Other financial assets	5,382,974	4,713,161	11,877,919	24,409,375
Trade receivables	84,945,171	73,546,633	—	—
Other receivables (*)	4,215,587	3,349,901	—	—
Total	99,177,202	86,422,707	26,374,655	46,755,784

(*)Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2020	06/30/2020	12/31/2020	06/30/2020
Trade and other payables	63,253,580	57,742,516	—	—
Borrowings	118,830,207	104,948,345	—	—
Convertible notes	45,788,217	43,029,834	—	—
Lease liability	986,068	1,109,812	—	—
Employee benefits and social security	4,103,906	5,044,630	—	—
Consideration for acquisition of assets	8,437,972	—	—	—
Warrants	—	—	—	1,686,643
Total	241,399,950	211,875,137	—	1,686,643

Schedule of fair value by hierarchy

Measurement at fair value at 12/31/2020	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	14,496,736	—	—
Other investments	4,561,531	—	—
US Treasury bills	7,316,388	—	—

Financial liabilities valued at fair value
Private warrants	—	—	—

Measurement at fair value at 06/30/2020	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	22,346,409	—	—
Other investments	16,640,965	—	—
US Treasury bills	7,768,410	—	—

Financial liabilities valued at fair value
Private warrants	—	—	1,686,643